Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements

NOTE 7. FAIR VALUE MEASUREMENTS

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) defines fair value as the price at which an asset could be exchanged in a current transaction between knowledgeable, willing parties. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a new obligor, not the amount that would be paid to settle the liability with the creditor.

Assets and liabilities measured at fair value are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity associated with the inputs to a fair valuation of these assets and liabilities and are based on (i) unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date (Level 1); (ii) quoted prices in non-active markets or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability (Level 2); and (iii) prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (Level 3).

The Company has applied liability accounting to the Riverwood Warrant, which is recorded at fair value using the Monte Carlo valuation method and is valued on a recurring basis at the end of each quarter. As of June 30, 2012, the Riverwood Warrant was valued at $16.1 million using Level 3 valuation inputs and was the only liability the Company had that was accounted for at fair value on a recurring basis. As of June 30, 2012, the Company had no financial assets or liabilities that were accounted for at fair value on a non-recurring basis.

Note 4: Fair Value Measurements

Cash and cash equivalents, accounts receivable, note and accounts payable, amounts due under lines of credit, promissory notes, including convertible notes, accrued expenses and other current liabilities are carried at book value amounts, which approximate fair value due to the short-term maturity of these instruments.

Long-term debt bears interest at variable interest rates and, therefore, its carrying value approximates fair value.

After the Company completed its annual goodwill impairment test as of September 30, 2011, goodwill and amortizable intangible assets related to the acquisition of LED Effects were accounted for at fair value on a non-recurring basis, using Level 3 valuation inputs and were written down to their estimated fair values.

Goodwill and amortizable intangible assets related to the acquisition of LSGBV were written down to their estimated fair values as of June 30, 2010 and certain amortizable intangible assets related to the acquisition of LED Effects were written down to their estimated fair value as of December 31, 2010. The estimated fair values were determined under various methodologies under the income approach of valuation and using discount rates comparable to those used to value the Company’s goodwill.

The Company has applied liability accounting to the Series F and Series G Preferred Stock (defined in Note 9), which was initially measured at fair value and subsequently measured at present value of the amount to be paid at settlement.

The Company has applied liability accounting to the Series D and Series E Warrants (defined in Note 9) for 2010 and these warrants were recorded at fair value using the Monte Carlo valuation method and were valued on a recurring basis for the year ended December 31, 2010. The Monte Carlo valuation method used Level 3 inputs in valuing these instruments.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a non-recurring basis as of December 31, 2011, according to the valuation techniques the Company used to determine their fair values:

Fair Value Measurement as of December 31, 2011
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Intangible assets	$—	$—	$—
Goodwill	—	—	—

	$—	$—	$—

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a non-recurring basis as of December 31, 2010, according to the valuation techniques the Company used to determine their fair values:

	Fair Value Measurement as of December 31, 2010
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Intangible assets	$—	$—	$822,958
Goodwill	—	—	—

	$—	$—	$822,958

The following table is a reconciliation of the beginning and ending balances for assets that were accounted for at fair value on a recurring basis using Level 3 inputs as defined above for the year ended December 31, 2010:

Derivative Financial Instruments
Beginning balance, December 31, 2009	$1
Realized and unrealized losses included in net loss	150,557,529
Realized and unrealized losses included in other comprehensive loss	—
Purchases, sales, issuances and settlements	73,123,016
Reclassification to equity	(223,680,546)

Ending balance, December 31, 2010	$—

The Company had financial assets that were accounted for at fair value during the year ended December 31, 2010 related to Series D and Series E Preferred Stock and Warrants (Note 9). As of December 31, 2011 and 2010, the Company had no financial assets or liabilities that were accounted for at fair value on a recurring basis.